Consolidated Balance Sheets (Parenthetical) (CAD) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	66	36
Accumulated Amortization	305	252
Long-term debt payable within one year, fair value	252	506
Long-term debt measured at fair value		256
Preferred shares, issued	12,920,000	12,920,000
Common shares, issued	100,000	100,000